S000003466 [Member] Shareholder Fees - Sit Dividend Growth Fund	Jun. 30, 2026
Class I
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Class S
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)